Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

8.      Debt

Secured Borrowing Facility

On August 25, 2020, certain entities entered into an agreement wherein amounts due from customers were pledged to a third party, in exchange for a borrowing facility in amounts up to a total of €31.0 million (the “Secured Borrowing Facility”). The proceeds from the Secured Borrowing Facility are determined by the amounts invoiced to our customers. The amounts due from customers are recorded in accounts receivable and the amount due to the third party as a liability, presented under “Current portion of long-term debt” on the condensed combined and consolidated balance sheets. The cost of this Secured Borrowing Facility is 0.08% of newly assigned receivables with minimum of €0.1 million in annual fees and the Secured Borrowing Facility bears interest Euribor rate plus 0.55% on the unpaid principal amount. The Company incurred interest expense of $0.1 million for each of the three months ended September 30, 2023 and 2022, and $0.4 million and $0.2 million, respectively, for the nine months ended September 30, 2023 and 2022, related to the Secured Borrowing Facility. As of September 30, 2023 and December 31, 2022, the outstanding balances payable under the Secured Borrowing Facility were $1.5 million and $4.1 million, respectively.

On September 15, 2023, the relevant entities entered into an amendment to the Secured Borrowing Facility (the “Amended Factoring Agreement”) intended to convert the existing arrangement into a non-recourse factoring program wherein an unrelated third party (the “Factor”) shall provide financing to certain subsidiaries of the Company by purchase of certain approved and partially approved accounts receivables (as defined in the Amended Factoring Agreement) up to a maximum amount of €15.0 million while assuming the risk of non-payment on the purchased accounts receivables up to the level of approval. The relevant entities shall have no continuing involvement in the transferred accounts receivable, other than collection and administrative responsibilities and, once sold, the accounts receivable shall no longer be available to satisfy creditors of the relevant entities.

The Company accounted for the transactions under the Amended Factoring Agreement as a sale under ASC 860, Transfers and Servicing, and treats it as an off-balance sheet arrangement. Net funds received from the transfers reflect the face value of the account less a fee, which is recorded as an increase to cash and a reduction to accounts receivable outstanding in the condensed combined and consolidated balance sheets. The Company reports the cash flows attributable to the sale of account receivables to the Factor and the cash receipts from collections made on behalf of and paid to the Factor under the Amended Factoring Agreement, on a net basis as trade accounts receivables in cash flows from operating activities in the Company’s condensed combined and consolidated statement of cash flows.

During the three and nine months ended September 30, 2023, the Company factored accounts receivable invoices totaling approximately $2.1 million pursuant to the Amended Factoring Agreement, representing the face value of the invoices. The Company recognizes factoring costs upon disbursement of funds. The Company incurred a loss on sale of accounts receivables including expenses pursuant to the Amended Factoring Agreement totaling approximately $0.1 million for the three and nine months ended September 30, 2023, which is presented in selling, general and administrative expenses (exclusive of depreciation and amortization) on the condensed combined and consolidated statements of operations and comprehensive loss.

2019 Credit Agreement

In October 2019, a wholly-owned UK Subsidiary of XBP Europe entered into a secured credit agreement (the “2019 Credit Agreement”) for a £9.0 million Secured Credit Facility (the “Secured Credit Facility”) consisting of (i) a secured Term Loan A facility in an aggregate principal amount of £2.0 million (the “Term Loan A Facility”), (ii) a secured Term Loan B facility in an aggregate principal amount of £2.0 million (the “Term Loan B Facility”), and (iii) a secured revolving credit facility in an aggregate principal amount of £5.0 million (the “Revolving Credit Facility”). On December 21, 2022 the UK Subsidiary amended its 2019 Credit Agreement, allowing the UK subsidiary to affirm to extend the maturity of Term Loan A Facility and Term Loan B Facility to October 31, 2024 subject to compliance with financial covenants. On February 9, 2023, the UK Subsidiary amended its 2019 Credit Agreement, allowing the UK Subsidiary to extend the maturity of the Revolving Credit Facility to October 31, 2024 subject to compliance with financial covenants. On October 29, 2023, the maturity of the Revolving Credit Facility was further extended to January 31, 2025. As of September 30, 2023, the outstanding balance of the Term Loan A Facility, the Term Loan B Facility, and the Revolving Credit Facility was approximately $1.8 million, $0.5 million, and $6.1 million, respectively. As of December 31, 2022, the outstanding balance of the Term Loan A Facility, the Term Loan B Facility, and the Revolving Credit Facility was approximately $1.9 million, $1.0 million, and $6.0 million, respectively.

The 2019 Credit Agreement contains financial covenants including, but not limited to (a) a Combined Cashflow Coverage Ratio, which measures the ratio of (i) Combined Cashflow and (ii) Debt Service defined as finance charges in addition to mandatory repayments in respect to the 2019 Credit Agreement, (b) Combined Interest Coverage Ratio, which measures the ratio of (i) Combined EBITDA to (ii) Combined Finance Charges, (c) a Combined Total Net Leverage Ratio, which measures the ratio of (i) Combined Net Indebtedness in respect to the last day of the most recent period to (ii) EBITDA, (d) Guaranteed Intragroup Balances, (e) the Loan to Market Value defined as the Facility A Loan outstanding to the market value of the property in each case, as defined in the 2019 Credit Agreement. The term “Combined” refers to the UK Subsidiary and its wholly-owned subsidiaries.

The 2019 Credit Agreement and indenture governing the Secured Credit Facility contains limitations on the ability of the UK subsidiary to effect mergers and change of control events as well as certain other limitations, including limitations on: (i) the declaration and payment of dividends or other restricted payments (ii) substantial changes of the general nature of the business, (iii) acquisition of a company, (iv) enter a joint venture, (v) or effect a dormant subsidiary to commence trading or cease to satisfy the criteria of a dormant subsidiary.

The UK Subsidiary’s obligations under the 2019 Credit Agreement are jointly and severally guaranteed by certain of its existing and future direct and indirectly wholly owned subsidiaries. The 2019 Credit Agreement and the 2022 Committed Facility Agreement (defined below) contain cross default provisions which relate to the UK Subsidiary and its subsidiaries, but not any other entities within the consolidated group.

At inception, borrowings under the Secured Credit Facility bore interest at a rate per annum equal to the LIBOR plus the applicable margin of 2%, 2.5%, and 3% per annum for the Term Loan A Facility, the Term Loan B Facility, and the Revolving Credit Facility respectively. Effective October 29, 2021, borrowings under the revolving Credit Facility bore interest at a rate per annum equal to the SONIA plus the applicable margin of 3%. Effective December 31, 2021, borrowings under the Term Loan A Facility and the Term Loan B Facility bore interest at a rate per annum equal to the SONIA plus the applicable margin of 2% and 2.5%, respectively.

In June 2020, the UK Subsidiary entered into an amendment to the 2019 Credit Agreement, to provide an additional aggregate principal amount of £4.0 million GBP under a credit agreement (the “Revolving Working Capital Loan Facility” or “2020 Credit Agreement”). At the inception of the Revolving Working Capital Loan Facility, the borrowing bore an interest rate per annum equal to the LIBOR plus the applicable margin of 3.5% per annum. Effective December 31, 2022, borrowings under the Revolving Working Capital Loan Facility bore interest at a rate per annum equal to the SONIA plus the applicable margin of 3%.

The Revolving Working Capital Loan Facility matures on January 31, 2025 subject to compliance with financial covenants (the term was extended on October 29, 2023). As of September 30, 2023 and December 31, 2022, the Revolving Working Capital Loan Facility had an outstanding principal balance of $5.9 million, and $4.8 million, respectively.

As of September 30, 2023, the Company had $11.0 million in outstanding principal balance and less than $0.1 million available for additional borrowings under the Revolving Credit Facilities to the extent the Company’s compliance with financial covenants permits such borrowings.

As of September 30, 2023 and December 31, 2022, the UK Subsidiary was in compliance with all affirmative and negative covenants under the 2019 Credit Agreement, including any financial covenants, pertaining to its financing arrangements.

2022 Committed Facility Agreement

In May 2022, the UK Subsidiary entered into a committed facility agreement (the “2022 Committed Facility Agreement”), which includes a term loan for £1.4 million to be used in refinancing a property owned by XBP Europe in Dublin, Ireland (the “Property”). At inception of the 2022 Committed Facility Agreement, the borrowing bore an interest rate equal to 3.5% per annum in addition to the Bank of England Base Rate. The maturity of the 2022 Committed Facility Agreement is May 2027. As of September 30, 2023 and December 31 2022, the 2022 Committed Facility Agreement had an outstanding balance of $1.5 million, and $1.6 million, respectively.

The 2022 Committed Facility Agreement contains financial covenants including, but not limited to (a) a Combined Debt Service Coverage Ratio, which measures the cashflow less dividends, net capital expenditure, and taxation relative to the debt service for that relevant period, (b) interest cover, which measures EBITDA relative to the aggregate of (i) interest charges and (ii) interest element of finance leases in any relevant period, (c) Total Net Debt to EBITDA, which measures the total net debt relative to EBITDA for any relevant period, and (d) loan to market value, which measures the loan as a percentage of the aggregate market value of The Property. The term “Combined” refers to the UK subsidiary and its wholly-owned subsidiaries.

As of September 30, 2023 and December 31, 2022, the UK Subsidiary was in compliance with all affirmative and negative covenants under the 2022 Committed Facility Agreement, including any financial covenants pertaining to its financing arrangements. The Company continually monitors its compliance with such covenants. The Company believes it will remain in compliance with all such covenants for the next twelve months; however, due to the inherent uncertainty, management’s estimates of the achievement of its financial covenants may change in the future.

Debt Outstanding

As of September 30, 2023 and December 31, 2022, the following debt instruments were outstanding:

(dollars in thousands)	September 30, 2023	December 31, 2022
Term loan	$3,854	$4,489
Revolvers	12,018	10,852
Secured borrowings under Securitization Facility	1,487	4,075
Total debt	17,358	19,416
Less: Current portion of long-term debt	3,456	4,970
Long-term debt, net of current maturities	$13,902	$14,446

10. Debt

Secured Borrowing Facility

On June 4, 2015, and prior to being acquired by Exela, certain entities entered into an agreement wherein amounts due from customers were pledged to a third party, in exchange for a borrowing facility in amounts up to a total of €2.6 million. The agreement was amended on December 10, 2019 and was terminated on August 25, 2020. The proceeds from the facility are determined by the amounts invoiced to our customers. The amounts are recorded as short-term borrowing secured by customer accounts receivable, presented under “Current portion of long-term debt” on the combined and consolidated balance sheets. The cost of this secured borrowing facility is 0.16% of receivables transferred. During the years ended December 31, 2022, 2021 and 2020, the Business included $0.0 million, $0.0 million and $0.2 million, respectively, in interest expense, related to this secured borrowing facility.

On August 25, 2020, certain entities entered into an agreement wherein amounts due from customers were pledged to a third party, in exchange for a borrowing facility in amounts up to a total of €31 million. The proceeds from the facility are determined by the amounts invoiced to our customers. The amounts due from customers are recorded in accounts receivable and the amount due to the third party as a liability, presented under “Current portion of long-term debt” on the combined and consolidated balance sheets. The cost of this secured borrowing facility is 0.8% of newly assigned receivables. During the years ended December 31, 2022, 2021 and 2020, the Business included $0.3 million, $0.3 million and $0.1 million, respectively, in interest expense, related to this secured borrowing facility. As of December 31, 2022 and 2021 the outstanding balances were $4.2 million and $5.7 million, respectively.

2019 Credit Agreement

In October 2019, a wholly-owned UK subsidiary of XBP Europe entered into a secured credit agreement (the “2019 Credit Agreement”) for a £9 million Secured Credit Facility (the “Secured Credit Facility”) consisting of (i) a secured Term Loan A facility in an aggregate principal amount of £2.0 million (the “Term Loan A Facility”), (ii) a secured Term Loan B facility in an aggregate principal amount of £2.0 million (the “Term Loan B Facility”), and (iii) a secured revolving credit facility in an aggregate principal amount of £5.0 million (the “Revolving Credit Facility”). On December 21, 2022 the UK subsidiary amended its 2019 Credit Agreement, allowing the UK subsidiary to affirm to extend the maturity of Term Loan A Facility and Term Loan B Facility to October 31, 2024 subject to compliance with financial covenants. On February 9, 2023, the Business amended its 2019 Credit Agreement, allowing the UK subsidiary to extend the maturity of the Revolving Credit Facility to October 31, 2024 subject to compliance with financial covenants. As of December 31, 2022, the outstanding balance of the Term Loan A Facility, the Term Loan B Facility, and the Revolving Credit Facility was approximately $1.9 million, $1.0 million, and $6.2 million, respectively. As of December 31, 2021, the outstanding balance of the Term Loan A Facility, the Term Loan B Facility, and the Revolving Credit Facility was approximately $2.4 million, $1.7 million, and $6.7 million, respectively.

The 2019 Credit Agreement contains financial covenants including, but not limited to (a) a Combined Cashflow Coverage Ratio, which measures the ratio of (i) Combined Cashflow and (ii) Debt Service defined as finance charges in addition to mandatory repayments in respect to the 2019 Credit Agreement, (b) Combined Interest Coverage Ratio, which measures the ratio of (i) Combined EBITDA to (ii) Combined Finance Charges, (c) a Combined Total Net Leverage Ratio, which measures the ratio of (i) Combined Net Indebtedness in respect to the last day of the most recent period to (ii) EBITDA, (d) Guaranteed Intragroup Balances, (e) the Loan to Market Value defined as the Facility A Loan outstanding to the market value of the property in each case, as defined in the 2019 Credit Agreement. The term “Combined” refers to the UK subsidiary and its wholly-owned subsidiaries.

The 2019 Credit Agreement and indenture governing the Secured Credit Facility contains limitations on the ability of the UK subsidiary to effect mergers and change of control events as well as certain other limitations, including limitations on: (i) the declaration and payment of dividends or other restricted payments (ii) substantial changes of the general nature of the business, (iii) acquisition of a company, (iv) enter a joint venture, (v) or effect a dormant subsidiary to commence trading or cease to satisfy the criteria of a dormant subsidiary.

The UK subsidiary’s obligations under the 2019 Credit Agreement are jointly and severally guaranteed by certain of its existing and future direct and indirectly wholly owned subsidiaries. The 2019 Credit Agreement and the 2022 Committed Facility Agreement (defined below) contain cross default provisions which relate to the wholly owned UK subsidiary and its subsidiaries, but not any other entities within the consolidated group.

At inception, borrowings under the Secured Credit Facility bore interest at a rate per annum equal to the LIBOR plus the applicable margin of 2%, 2.5%, and 3% per annum for the Term Loan A Facility, the Term Loan B Facility, and the Revolving Credit Facility respectively. Effective October 29, 2021, borrowings under the Revolving Credit Facility bore interest at a rate per annum equal to the SONIA plus the applicable margin of 3%. Effective December 31, 2021, borrowings under the Term Loan A Facility and the Term Loan B Facility bore interest at a rate per annum equal to the SONIA plus the applicable margin of 2% and 2.5%, respectively.

In June 2020, the UK subsidiary entered into an amendment to the 2019 Credit Agreement, to provide an additional aggregate principal amount of £4.0 million GBP under a credit agreement (the “Revolving Working Capital Loan Facility” or “2020 Credit Agreement”). At the inception of the Revolving Working Capital Loan Facility, the borrowing bore an interest rate per annum equal to the LIBOR plus the applicable margin of 3.5% per annum. Effective December 31, 2021, borrowings under the Revolving Working Capital Loan Facility bore interest at a rate per annum equal to the SONIA plus the applicable margin of 3%. The maturity of the Revolving Working Capital Loan Facility was October 2022. On February 9, 2023, the UK subsidiary further amended its 2019 Credit Agreement, allowing the UK subsidiary to extend the maturity of the Revolving Working Capital Loan Facility to October 31, 2024 subject to compliance with financial covenants. As of December 31, 2022 and 2021, the Revolving Working Capital Loan Facility had an outstanding balance of $4.8 million, and $5.4 million, respectively.

As of December 31, 2022, the UK subsidiary had $10.9 million in outstanding and less than $0.1 million available for additional borrowings under the Revolving Credit Facilities to the extent the Company’s compliance with financial covenants permits such borrowings.

As of December 31, 2021, the UK subsidiary was not in compliance with the Cashflow Coverage Ratio financial covenant and received a waiver from the lenders. Cashflow Coverage Ratio is computed as a ratio of (a) UK Subsidiary’s EBITDA for the relevant period adjusted for changes in working capital, taxes, capital expenditures paid, cash receipts and payments resulting from intracompany debt, pension cash costs and exceptional items including non-cash items, and (b) Debt service for the relevant period, comprised of finance charges, repayments of the Term Loan Facilities, the Revolving Multitranche Facility, the Revolving Working Capital Facility and the 2022 Committed Facility falling due and any voluntary prepayments made during that relevant period but excluding any amounts falling due under any overdraft or revolving facility and which were available for simultaneous redrawing according to the terms of that facility and any prepayment of borrowings of any member of the group existing on the date of the credit agreement which is required to be repaid under the terms of the agreement, so that no amount shall be included more than once.

At December 31, 2021 measurement date, the subject covenant required a minimum ratio of 1.5x of Cashflow to Debt Service whereas the actual ratio was -0.61x.

As of December 31 2022, the UK Subsidiary was in compliance with the Combined Cashflow Coverage ratio as actual ratio of 1.93x exceeded the minimum covenant ratio of 1.1x. The actual ratio of 1.93x was computed as a ratio of UK Subsidiary’s cash flow to debt service costs applying Generally Accepted Accounting Practice in the UK (UK GAAP).

As of December 31, 2022, the UK subsidiary was in compliance with all affirmative and negative covenants under the 2019 Credit Agreement, including any financial covenants, pertaining to its financing arrangements.

Debt Outstanding

As of December 31, 2022, and 2021, the following debt instruments were outstanding:

	December 31,
(dollars in thousands)	2022	2021
Term loan	$4,489	$4,031
Revolvers	10,852	12,127
Secured borrowings under Securitization Facility	4,075	5,665
Total debt	19,416	21,823
Less: Current portion of long-term debt	4,970	18,603
Long-term debt, net of current maturities	$14,446	$3,220

As of December 31, 2022, maturities of long-term debt are as follows:

(dollars in thousands)	Maturity
2023	$4,970
2024	11,747
2025	169
2026	169
2027	931
Total debt	19,416
Less: Unamortized discount and debt issuance costs	23
Total maturities of long-term debt	19,393

2022 Committed Facility Agreement

In May 2022, a wholly-owned UK subsidiary of XBP Europe entered into a committed facility agreement (the “2022 Committed Facility Agreement”), which includes a term loan for £1.4 million to be used in refinancing a property owned by XBP Europe in Dublin, Ireland (the “Property”). At inception of the 2022 Committed Facility Agreement, the borrowing bore an interest rate equal to 3.5% per annum in addition to the Bank of England Base Rate. The maturity of the 2022 Committed Facility Agreement is May 2027. As of December 31, 2022, the 2022 Committed Facility Agreement had an outstanding balance of $1.6 million.

The 2022 Committed Facility Agreement contains financial covenants including, but not limited to (a) a Combined Debt Service Coverage Ratio, which measures the cashflow less dividends, net capital expenditure, and taxation relative to the debt service for that relevant period, (b) interest cover, which measures EBITDA relative to the aggregate of (i) interest charges and (ii) interest element of finance leases in any relevant period, (c) Total Net Debt to EBITDA, which measures the total net debt relative to EBITDA for any relevant period, and (d) loan to market value, which measures the loan as a percentage of the aggregate market value of The Property. The term “Combined” refers to the UK subsidiary and its wholly-owned subsidiaries.

As of December 31, 2022, the UK subsidiary was in compliance with all affirmative and negative covenants under the 2022 Committed Facility Agreement, including any financial covenants pertaining to its financing arrangements. The Business continually monitors its compliance with such covenants. The Business believes it will remain in compliance with all such covenants for the next 12 months; however, due to the inherent uncertainty, management’s estimates of the achievement of its financial covenants may change in the future.